Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
SEC Form	dei_DocumentType	497
Period end date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	EATON VANCE MUTUAL FUNDS TRUST
Registrant CIK	dei_EntityCentralIndexKey	0000745463
Amendment Flag	dei_AmendmentFlag	false
Risk/Return	rr_RiskReturnHeading	Supplement to Prospectus dated March 1, 2023
Eaton Vance Global Sovereign Opportunities Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Eaton Vance Global Sovereign Opportunities Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[2]
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	1.06%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.97%
1 Year	rr_ExpenseExampleYear01	$ 421
3 Years	rr_ExpenseExampleYear03	801
5 Years	rr_ExpenseExampleYear05	1,206
10 Years	rr_ExpenseExampleYear10	2,335
1 Year	rr_ExpenseExampleNoRedemptionYear01	421
3 Years	rr_ExpenseExampleNoRedemptionYear03	801
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,206
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,335
Eaton Vance Global Sovereign Opportunities Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	1.06%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.58%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.72%
1 Year	rr_ExpenseExampleYear01	$ 275
3 Years	rr_ExpenseExampleYear03	721
5 Years	rr_ExpenseExampleYear05	1,293
10 Years	rr_ExpenseExampleYear10	2,667
1 Year	rr_ExpenseExampleNoRedemptionYear01	175
3 Years	rr_ExpenseExampleNoRedemptionYear03	721
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,293
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,667
Eaton Vance Global Sovereign Opportunities Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.02%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	1.06%
Other Expenses	rr_OtherExpensesOverAssets	1.08%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.58%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.86%)	[3]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	0.72%
1 Year	rr_ExpenseExampleYear01	$ 74
3 Years	rr_ExpenseExampleYear03	414
5 Years	rr_ExpenseExampleYear05	779
10 Years	rr_ExpenseExampleYear10	1,805
1 Year	rr_ExpenseExampleNoRedemptionYear01	74
3 Years	rr_ExpenseExampleNoRedemptionYear03	414
5 Years	rr_ExpenseExampleNoRedemptionYear05	779
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,805
Eaton Vance Emerging Markets Local Income Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[4]
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Eaton Vance Emerging Markets Local Income Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[5]
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.14%
1 Year	rr_ExpenseExampleYear01	$ 437
3 Years	rr_ExpenseExampleYear03	675
5 Years	rr_ExpenseExampleYear05	932
10 Years	rr_ExpenseExampleYear10	1,666
1 Year	rr_ExpenseExampleNoRedemptionYear01	437
3 Years	rr_ExpenseExampleNoRedemptionYear03	675
5 Years	rr_ExpenseExampleNoRedemptionYear05	932
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,666
Eaton Vance Emerging Markets Local Income Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.89%
1 Year	rr_ExpenseExampleYear01	$ 292
3 Years	rr_ExpenseExampleYear03	594
5 Years	rr_ExpenseExampleYear05	1,021
10 Years	rr_ExpenseExampleYear10	2,016
1 Year	rr_ExpenseExampleNoRedemptionYear01	192
3 Years	rr_ExpenseExampleNoRedemptionYear03	594
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,021
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,016
Eaton Vance Emerging Markets Local Income Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.89%
1 Year	rr_ExpenseExampleYear01	$ 91
3 Years	rr_ExpenseExampleYear03	284
5 Years	rr_ExpenseExampleYear05	493
10 Years	rr_ExpenseExampleYear10	1,096
1 Year	rr_ExpenseExampleNoRedemptionYear01	91
3 Years	rr_ExpenseExampleNoRedemptionYear03	284
5 Years	rr_ExpenseExampleNoRedemptionYear05	493
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,096
Eaton Vance Global Macro Absolute Return Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[6]
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Eaton Vance Global Macro Absolute Return Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[7]
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.08%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.09%
1 Year	rr_ExpenseExampleYear01	$ 433
3 Years	rr_ExpenseExampleYear03	660
5 Years	rr_ExpenseExampleYear05	906
10 Years	rr_ExpenseExampleYear10	1,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	433
3 Years	rr_ExpenseExampleNoRedemptionYear03	660
5 Years	rr_ExpenseExampleNoRedemptionYear05	906
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,611
Eaton Vance Global Macro Absolute Return Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.08%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.84%
1 Year	rr_ExpenseExampleYear01	$ 287
3 Years	rr_ExpenseExampleYear03	579
5 Years	rr_ExpenseExampleYear05	995
10 Years	rr_ExpenseExampleYear10	1,962
1 Year	rr_ExpenseExampleNoRedemptionYear01	187
3 Years	rr_ExpenseExampleNoRedemptionYear03	579
5 Years	rr_ExpenseExampleNoRedemptionYear05	995
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,962
Eaton Vance Global Macro Absolute Return Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.08%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.84%
1 Year	rr_ExpenseExampleYear01	$ 86
3 Years	rr_ExpenseExampleYear03	268
5 Years	rr_ExpenseExampleYear05	466
10 Years	rr_ExpenseExampleYear10	1,037
1 Year	rr_ExpenseExampleNoRedemptionYear01	86
3 Years	rr_ExpenseExampleNoRedemptionYear03	268
5 Years	rr_ExpenseExampleNoRedemptionYear05	466
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,037
Eaton Vance Global Macro Absolute Return Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.08%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.17%
Other Expenses	rr_OtherExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.33%
1 Year	rr_ExpenseExampleYear01	$ 135
3 Years	rr_ExpenseExampleYear03	421
5 Years	rr_ExpenseExampleYear05	729
10 Years	rr_ExpenseExampleYear10	1,601
1 Year	rr_ExpenseExampleNoRedemptionYear01	135
3 Years	rr_ExpenseExampleNoRedemptionYear03	421
5 Years	rr_ExpenseExampleNoRedemptionYear05	729
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,601
Eaton Vance Global Macro Absolute Return Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.58%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.08%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.11%
Other Expenses	rr_OtherExpensesOverAssets	0.19%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.77%
1 Year	rr_ExpenseExampleYear01	$ 79
3 Years	rr_ExpenseExampleYear03	246
5 Years	rr_ExpenseExampleYear05	428
10 Years	rr_ExpenseExampleYear10	954
1 Year	rr_ExpenseExampleNoRedemptionYear01	79
3 Years	rr_ExpenseExampleNoRedemptionYear03	246
5 Years	rr_ExpenseExampleNoRedemptionYear05	428
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 954
Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Document Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2023
Expense Narrative	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund.  Investors may also pay commissions or other fees to their financial intermediary, which are not reflected below.  You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.

Shareholder Fees Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)	[8]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Expense Breakpoint Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for a reduced sales charge on purchases of Class A shares if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds. Certain financial intermediaries also may offer variations in Fund sales charges to their customers as described in Appendix A – Financial Intermediary Sales Charge Variations in this Prospectus. More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 75 of this Prospectus and page 27 of the Fund’s Statement of Additional Information.
Expense Breakpoint, Minimum Investment Required	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example	rr_ExpenseExampleHeading	Example.
Expense Example Narrative	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the operating expenses remain the same and that any expense reimbursement arrangement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Eaton Vance Global Macro Absolute Return Advantage Fund | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	3.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[9]
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.16%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.57%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.46%
1 Year	rr_ExpenseExampleYear01	$ 469
3 Years	rr_ExpenseExampleYear03	794
5 Years	rr_ExpenseExampleYear05	1,142
10 Years	rr_ExpenseExampleYear10	2,123
1 Year	rr_ExpenseExampleNoRedemptionYear01	469
3 Years	rr_ExpenseExampleNoRedemptionYear03	794
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,142
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,123
Eaton Vance Global Macro Absolute Return Advantage Fund | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.16%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.32%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	2.21%
1 Year	rr_ExpenseExampleYear01	$ 324
3 Years	rr_ExpenseExampleYear03	714
5 Years	rr_ExpenseExampleYear05	1,230
10 Years	rr_ExpenseExampleYear10	2,460
1 Year	rr_ExpenseExampleNoRedemptionYear01	224
3 Years	rr_ExpenseExampleNoRedemptionYear03	714
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,230
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,460
Eaton Vance Global Macro Absolute Return Advantage Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.16%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.21%
1 Year	rr_ExpenseExampleYear01	$ 123
3 Years	rr_ExpenseExampleYear03	407
5 Years	rr_ExpenseExampleYear05	713
10 Years	rr_ExpenseExampleYear10	1,581
1 Year	rr_ExpenseExampleNoRedemptionYear01	123
3 Years	rr_ExpenseExampleNoRedemptionYear03	407
5 Years	rr_ExpenseExampleNoRedemptionYear05	713
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,581
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Interest Expense	rr_Component1OtherExpensesOverAssets	0.16%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.21%
Other Expenses	rr_OtherExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.82%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.71%
1 Year	rr_ExpenseExampleYear01	$ 174
3 Years	rr_ExpenseExampleYear03	562
5 Years	rr_ExpenseExampleYear05	975
10 Years	rr_ExpenseExampleYear10	2,128
1 Year	rr_ExpenseExampleNoRedemptionYear01	174
3 Years	rr_ExpenseExampleNoRedemptionYear03	562
5 Years	rr_ExpenseExampleNoRedemptionYear05	975
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,128
Eaton Vance Global Macro Absolute Return Advantage Fund | Class R6
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	0.95%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense	rr_Component1OtherExpensesOverAssets	0.16%
Expenses Other than Interest Expense	rr_Component2OtherExpensesOverAssets	0.18%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.29%
Expense Reimbursement (2)	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[10]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.18%
1 Year	rr_ExpenseExampleYear01	$ 120
3 Years	rr_ExpenseExampleYear03	398
5 Years	rr_ExpenseExampleYear05	697
10 Years	rr_ExpenseExampleYear10	1,547
1 Year	rr_ExpenseExampleNoRedemptionYear01	120
3 Years	rr_ExpenseExampleNoRedemptionYear03	398
5 Years	rr_ExpenseExampleNoRedemptionYear05	697
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,547

[1]	Expenses in the table above and the Example below reflect the expenses of the Fund and International Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
[2]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[3]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 0.95% for Class A shares, 1.70% for Class C shares and 0.70% for Class I shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.
[4]	Expenses in the table above and the Example below reflect the expenses of the Fund and Emerging Markets Local Income Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
[5]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[6]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
[7]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[8]	Expenses in the table above and the Example below reflect the expenses of the Fund and Global Macro Absolute Return Advantage Portfolio (the “Portfolio”), the Portfolio in which the Fund invests its assets.
[9]	Class A shares purchased at net asset value in amounts of $500,000 or more are subject to a 0.75% contingent deferred sales charge if redeemed within 12 months of purchase.
[10]	The investment adviser and administrator have agreed to reimburse the Fund’s expenses to the extent that Total Annual Fund Operating Expenses exceed 1.30% for Class A shares, 2.05% for Class C shares, 1.05% for Class I shares, 1.55% for Class R shares and 1.02% for Class R6 shares. This expense reimbursement will continue through February 29, 2024. Any amendment to or termination of this reimbursement would require approval of the Board of Trustees. The expense reimbursement relates to ordinary operating expenses only and does not include expenses such as: brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs (including borrowing costs of any acquired funds), taxes or litigation expenses. Amounts reimbursed may be recouped by the investment adviser and administrator during the same fiscal year to the extent actual expenses are less than any contractual expense cap in place during such year.